Shareholder Report, Holdings (Details)	Aug. 31, 2024
Institutional Class | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
Institutional Class | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | South African Rand/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | US Dollar/Norwegian Krone Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | Canadian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | Mexican Peso/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Institutional Class | US Dollar/Swedish Krona Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Institutional Class | New Zealand Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Institutional Class | Swiss Franc/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Institutional Class | British Pound/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Institutional Class | OneMain Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Frontier Communications Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Travel + Leisure Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | CCO Holdings LLC / CCO Holdings Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class | Owens & Minor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class | American Airlines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class | Crown Cork & Seal Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | Calpine Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Harvest Midstream I LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Fortress Transportation and Infrastructure Investors LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class | Frontier Communications Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Fortress Transportation and Infrastructure Investors LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | CCO Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | CHS/Community Health Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | DaVita, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Gray Television, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Pike Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | Antero Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | Nexstar Media Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Norwegian Cruise Line Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Waystar Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Norwegian Cruise Line Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Golden Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Torray Fund | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Torray Fund | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Fund | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Fund | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Fund | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Torray Fund | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Torray Fund | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Torray Fund | Lennar Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Torray Fund | UnitedHealth Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Torray Fund | Chubb Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Torray Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Torray Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Torray Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Torray Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Torray Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Torray Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Torray Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Torray Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%